Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets
	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Goodwill
Cost	5,901	6,091
Accumulated impairment	(5,901)	(6,091)
	-	-
Patents and licences
Cost	24,393	25,151
Accumulated amortisation and impairment	(3,623)	(3,489)
	20,770	21,662
Brands
Cost	12,303	12,032
Accumulated amortisation and impairment	(6,759)	(5,401)
	5,544	6,631
Software & Website
Cost	15,625	15,548
Accumulated amortisation and impairment	(15,542)	(15,548)
	83	-

Total intangible assets	26,397	28,293

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

(a) Movements in carrying amounts of intangible assets

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software & Website NZ $000’s	Total NZ $000’s
For the 6 months ended 31 July 2020
Balance at the beginning of the period	-	21,662	6,631	-	28,293
Additions	-	-	-	86	86
Amortisation expense	-	(228)	-	-	(228)
Impairment	-	-	(1,253)	-	(1,253)
Foreign exchange movements	-	(664)	166	(3)	(501)
Closing value at 31 July 2020	-	20,770	5,544	83	26,397

	Goodwill NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Software & Website NZ $000’s	Total NZ $000’s
For the 6 months ended 31 January 2020
Balance at the beginning of the period	-	24,202	8,229	-	32,431
Adjustments*	-	(2,310)	-	-	(2,310)
Amortisation expense	-	(589)	-	-	(589)
Impairment	-	-	(1,564)	-	(1,564)
Foreign exchange movements	-	359	(34)	-	325
Closing value at 31 January 2020	-	21,662	6,631	-	28,293

* During the second half of last year, a financial liability relating to a shareholder loan on the balance sheet of Frederick’s of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was de-recognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest which was NZ$0.2m.

Disclosure of Information for Cash-generating Units

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of cash-generating unit (CGU)

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

United States	-	2,480
Impairment of goodwill	-	2,480

Disclosure of Impairment of Intangible Assets
	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

FOH licence	-	1,914
Naked patents & licence	-	123
Impairment of patents & licences	-	2,037

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Pleasure State	1,253	-
Naked	-	2,130
Impairment for indefinite-lived brand intangibles	1,253	2,130

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Software	-	202
Impairment of software	-	202

Disclosure of Detailed Information About Impairment of Indefinite-lived Brand Intangibles

The table below illustrates the impact on the carrying value following changes in the following assumptions:-

NZ $000’s
- 33 basis points increase in discount rate	(164)
- 70 basis points decrease in long-term sales growth	(66)
- 500 basis points decrease in long-term sales forecast	(318)